Pensions and post-retirement benefits - Income statement charge (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Income Statements, Captions [Line Items]
Current service cost	£ 64	£ 261
Net finance cost	(24)	(12)
Past service cost	134	(3)
Other movements	5	0
Total	£ 179	£ 246